Exceptional items (Tables)	12 Months Ended
Dec. 31, 2023
Exceptional items
Schedule of exceptional items

	Year ended December 31,
	2023	2022	2021
	$’m	$’m	$’m
Start-up related and other costs	36	67	30
Impairment - property, plant and equipment	18	—	—
Restructuring costs	38	—	—
Exceptional items – cost of sales	92	67	30
Transaction-related and other costs	14	23	242
Exceptional items – SG&A expenses	14	23	242
Exceptional finance (income)/expense	(58)	(218)	57
Exceptional items – finance (income)/expense	(58)	(218)	57
Exceptional income tax credit (note 7)	(14)	(17)	(17)
Total exceptional items, net of tax	34	(145)	312